Offerings	Jan. 26, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	17,104,343
Proposed Maximum Offering Price per Unit	19.00
Maximum Aggregate Offering Price	$ 324,982,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 44,880.08
Offering Note	1a. Includes up to 2,917,500 shares the underwriters have the option to purchase from the selling shareholder. 1b. Calculated pursuant to Rule 457(a) under the Securities Act of 1933, as amended (the "Securities Act").
Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	5,263,157
Proposed Maximum Offering Price per Unit	19.00
Maximum Aggregate Offering Price	$ 100,000,000.00
Amount of Registration Fee	$ 13,810.00
Offering Note	2a. Calculated pursuant to Rule 457(o) under the Securities Act based on an estimate of the proposed maximum aggregate offering price. This calculation has been updated in this amendment to convert such registration pursuant to Rule 457(a).